Document and Entity Information	Jul. 27, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001062822
Document Type	8-K
Document Period End Date	Jul. 27, 2022
Entity Registrant Name	Lexicon Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-30111
Entity Tax Identification Number	76-0474169
Entity Address, Address Line One	2445 Technology Forest Blvd.
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	(281)
Local Phone Number	863-3000
Security 12b Title	Common stock, par value $0.001
Trading Symbol	LXRX
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false